Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of derivative warrant liabilities	$ (451,200)	$ 2,576,360
Derivative warrant liabilities ending of the period	7,068,800
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities beginning of the period	0	0
Issuance of Public and Private Warrants	22,148,000
Transfer of Public Warrants to Level 1 measurement	$ (14,628,000)
Derivative warrant liabilities ending of the period		$ 9,645,160